Jan. 26, 2018
BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

(the “Fund”)

Investor, Institutional and Class R Shares

Supplement dated September 27, 2018

to the Summary Prospectus and Prospectus,

dated January 26, 2018, as supplemented to date

Effective September 30, 2018, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Total Return Fund — Fees and Expenses of the Fund” and the section in the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 32 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-79 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[4,5]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.20%	0.17%	0.15%	0.25%
Interest Expense[6,7]	—	—	—	—
Other Expenses of the Fund	0.20%	0.17%	0.15%	0.25%
Other Expenses of the Subsidiary[8]	—	—	—	—
Total Annual Fund Operating Expenses[7]	0.80%	1.52%	0.50%	1.10%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.02)%	(0.08)%	(0.06)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,5]	0.78%	1.44%	0.44%	1.03%

[1]	A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Total Return Portfolio (the “Master Portfolio”).
[4]	BlackRock receives a management fee from the Master Portfolio for investment advisory and certain administrative services at the annual rate of 0.06% of the Master Portfolio’s average daily net assets, a portion of which is paid indirectly by the Fund, and receives a management fee from the Fund for investment advisory and certain administrative services at the annual rate of 0.29% of the Fund’s average daily net assets for an overall management fee rate paid by the Fund of 0.35%. In addition, as described in the “Management of the Fund” section of the Fund’s prospectus on page 47, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.78% (for Investor A Shares), 1.44% (for Investor C Shares), 0.44% (for Institutional Shares) and 1.03% (for Class R Shares) of average daily net assets through January 31, 2019. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Bond Fund, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.
[5]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 47, with the exception of the Fund’s investment in the Master Portfolio, BlackRock has contractually agreed to waive the management fee of the Fund and the Master Portfolio with respect to any portion of the Fund’s or the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or the Master Portfolio or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio.
[6]	Interest Expense has been restated and is estimated based on the Fund’s current investment strategies, which reflects the Fund’s intention to no longer make short sales or invest in reverse repurchase agreements, dollar rolls or tender option bonds. During the Fund’s most recent fiscal year, Interest Expense was equal to 0.24% for each of Investor A Shares, Investor C Shares, Institutional Shares and Class R Shares.
[7]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restated Interest Expense which is estimated based on the Fund’s current investment strategies.
[8]	Other expenses of the BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) were less than 0.01% for the Fund’s last fiscal year.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$476	$643	$825	$1,348
Investor C Shares	$247	$472	$821	$1,806
Institutional Shares	$45	$154	$274	$622
Class R Shares	$105	$343	$599	$1,334

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$147	$472	$821	$1,806

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 806% of the average value of its portfolio.

The last sentence in the second paragraph of the section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Total Return Fund — Principal Investment Strategies of the Fund” and the last sentence in the second paragraph of the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return Fund — Principal Investment Strategies of the Fund” are deleted in their entirety.

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Total Return Fund — Principal Risks of Investing in the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return Fund — Principal Risks of Investing in the Fund” are amended to delete “Dollar Rolls Risk” and “Reverse Repurchase Agreements Risk.”